Land Use Rights, Net - Summary of Land Use Rights and Related Accumulated Amortization (Detail) - Use Rights [Member] - CNY (¥) ¥ in Thousands	Dec. 31, 2021	Dec. 31, 2020
Schedule Of Land Use Rights Finite Lived [Line Items]
Land use rights	¥ 620,065	¥ 264,886
Less: Accumulated amortization	(24,594)	(14,952)
Total	¥ 595,471	¥ 249,934